INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INVENTORY
Schedule of Inventory

	June 30, 2023	December 31, 2022
Raw materials	$1,168,998	$561,726
Work-in-process	140,984	78,219
	$1,309,982	$639,945

	2022	2021
Raw Materials	$561,726	323,989
Work in progress	78,219	54,780
	$639,945	378,769